Research and development expenses (Tables)	6 Months Ended
Jun. 30, 2021
Research and development expenses
Schedule of research and development expense

	Three months ended		Six months ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
Labor	$4,092,829	$883,029	$5,704,755	$1,800,974
Materials	311,991	499,428	651,750	720,264
	$4,404,820	$1,382,457	$6,356,505	$2,521,238